Stock-Based Compensation (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2023	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Number of common stock percentage					5.00%			5.00%
Unrecognized stock-based compensation costs (in Dollars)					$ 5,400
Recognized weighted average period					2 years 2 months 12 days
Vesting shares		52,167
Vested options of terminated employees		280,412
Stock based compensation expenses (in Dollars)			$ 2,321	$ 217	$ 433	$ 200	$ 109
Common stock shares reserved for future issuance			8,625,023
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Maximum number of common stock	8,763,322	8,763,322
Number of common stock percentage					4.00%
ISOs under the 2023 Plan [Member]
Stock-Based Compensation [Line Items]
Issuance shares	26,289,966
2011 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					100.00%
Share based compensation by share based award vesting period					4 years
Share based compensation by share based award expiration period					10 years
Common stock shares reserved for future issuance					2,596,764	2,596,764
2011 Equity Incentive Plan [Member] | Incentive Stock Option [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					10.00%
2011 Equity Incentive Plan [Member] | Ten Percent Stock Holder [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					110.00%
2021 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					100.00%
Share based compensation by share based award vesting period					4 years
Share based compensation by share based award expiration period					10 years
Common stock shares reserved for future issuance					241,484	241,484
2021 Equity Incentive Plan [Member] | Incentive Stock Option [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					10.00%
2021 Equity Incentive Plan [Member] | Ten Percent Stock Holder [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					110.00%
2022 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					100.00%
Share based compensation by share based award vesting period					4 years
Share based compensation by share based award expiration period					10 years
Common stock shares reserved for future issuance					3,225,237	3,225,237
2022 Equity Incentive Plan [Member] | Incentive Stock Option [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					10.00%
2022 Equity Incentive Plan [Member] | Ten Percent Stock Holder [Member]
Stock-Based Compensation [Line Items]
Share based compensation by share based award purchase price of common stock percentage					110.00%
Board of Directors [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expenses (in Dollars)		$ 100
Service based option [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation costs (in Dollars)			$ 16,400
Recognized weighted average period			2 years 1 month 17 days
RSU [Member]
Stock-Based Compensation [Line Items]
Unrecognized stock-based compensation costs (in Dollars)			$ 200
Recognized weighted average period			4 years 9 months